                                 [ ASTRA LOGO ]



      ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I & II SEMI-ANNUAL REPORT

                                                                 August 19, 1997

Dear Shareholders,

The Astra Short-Term Multi-Market Income Fund I and the Astra Short-Term Multi-Market Income Fund II (collectively, the "Funds" or individually, a "Fund") for the six months ending June 30, 1997, provided total returns of -2.47% and -4.92% respectively*. During the same period, U.S. interest rates, as measured by the 3-year U.S. Treasury, increased 20 basis points from 6.01% to 6.21%, and conversely, bond prices fell. The primary objective of the Funds is to provide investors with high current income with capital preservation as a secondary objective. The Funds will invest in non-diversified portfolios of high quality debt instruments having remaining maturities of not more than 3 years denominated in the U.S. Dollar and a range of foreign currencies.

Global economic performance exceeded most expectations in the first half of 1997. There has been a widespread acceleration in indicators of global economic activity, although inflation pressures remain tame. Economic activity is expected to exceed expectations once again in the second half of 1997 and, across much of the globe, into 1998. In fact, most Wall Street estimates for global growth have, on average, been revised up, while those for inflation have been revised down. This surprising strength in global growth in the second half of the year is expected to be most notable in the United States, where it is expected to average close to 4%. In response, however, most central banks are expected to push interest rates higher, as they seek to restrain too vigorous demand growth or come to the conclusion that the need for extreme stimulus is over.

Financial markets do not appear to be well adjusted to these expected developments. Bond markets have rallied recently on the belief that a sustained period of softer growth is around the corner. They are likely to be disappointed in the second half of 1997, as growth exceeds expectations.

Against the backdrop described above, the Funds anticipate maintaining a shorter duration and overweighting the dollar-bloc countries at the expense of the yen and DM-bloc countries. The desire to overweight the dollar-bloc currencies reflects the view that the U.S. dollar will continue to gain ground on both the yen and DM over the course of 1997.

Sincerely,

Astra Management Corp.

------------------

* Total return calculations assume a hypothetical initial investment at the offering price for Fund I and the net asset value for Fund II on the business day before the first day of the stated period, with all dividends and distributions reinvested in additional shares at the net asset value on the ex-dividend date, and redemption at the net asset value on the last business day of the stated period. Sales charges or commissions are not reflected in the total returns. Total return for the six months ending June 30, 1997 was -5.38% and -8.92% for Fund I and Fund II, respectively, after deduction of applicable sales charges (Fund I has an initial sales charge of 3% and Fund II has a contingent deferred sales charge of 4%) and assuming the reinvestment of all dividends.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I
            PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)
------------------------------

  PRINCIPAL
   AMOUNT*                                                                                VALUE
  ---------              BONDS AND NOTES: 90.9%                                           -----
                         AUSTRALIA: 6.3%
      425,000            Australian Government Bond, 7.00%, Due 8/15/98..............  $   327,723
                                                                                       -----------
                         CANADA: 7.7%
      550,000            Canadian Government Bond, 6.25%, Due 2/1/98.................      404,544
                                                                                       -----------
                         DENMARK: 2.5%
      850,000            Denmark Government Bond, 7.00%, Due 8/15/97.................      128,409
                                                                                       -----------
                         ITALY: 12.3%
    1,035,000            Italian Government Bond, 10.50%, Due 11/1/98................      639,874
                                                                                       -----------
                         SPAIN: 11.7%
   90,000,000            Spanish Government Bond, 7.30%, Due 7/30/97.................      611,626
                                                                                       -----------
                         UNITED STATES: 50.4%
    2,560,000            U.S. Treasury Note, 8.25%, Due 7/15/98......................    2,621,414
                                                                                       -----------
                         Total Bonds and Notes (Cost $4,914,648).....................    4,733,590
                                                                                       -----------
                         SHORT-TERM INVESTMENTS: 6.0%
                         NEW ZEALAND: 6.0%
      458,000            New Zealand Treasury Bill, Due 9/17/97......................      307,058
                                                                                       -----------
                              Total Short-Term Investments (Cost $313,110)...........      307,058
                                                                                       -----------


   SHARES                PREFERRED STOCK: 0.0%
-------------
                         FINANCIAL: 0.0%
       71,265   (R) (a)  Westfed Holdings, Inc., 15.50%..............................            1
                                                                                       -----------
                              Total Preferred Stock (Cost $6,180,331)................            1
                                                                                       -----------
                         COMMON STOCK: 0.0%
                         FINANCIAL: 0.0%
       21,120   (R) (a)  Westfed Holdings, Inc., Series B............................            1
                                                                                       -----------
                              Total Common Stock (Cost $638).........................            1
                                                                                       -----------



                TOTAL INVESTMENTS IN SECURITIES
                  (COST $11,408,727)** (NOTES 1A AND 2).....................   96.9%    5,040,650
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............    3.1%      163,838
                                                                              ------  -----------
                  TOTAL NET ASSETS..........................................  100.0%  $ 5,204,488
                                                                              =====   ===========

(R) Restricted securities (see Note 2).
(a) Non-income producing security.
------------------

 * Stated in local currencies unless otherwise noted.
** Cost for Federal income tax purposes is $11,408,727 and net unrealized depreciation consists of:
                Gross Unrealized Appreciation.......................................  $   101,230
                Gross Unrealized Depreciation.......................................   (6,473,918)
                                                                                      -----------
                      Net Unrealized Depreciation....................................  $(6,372,688)
                                                                                      ===========

                       See Notes to Financial Statements

------

               ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II
               PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 1997 (UNAUDITED)
  --------------------------------

 PRINCIPAL
  AMOUNT*                                                                              VALUE
 ---------             BONDS AND NOTES: 82.9%                                          -----
                       AUSTRALIA: 7.8%
     96,000            Australian Government Bond, 7.00%, Due 8/15/98..............  $   74,027
                                                                                     ----------
                       CANADA: 4.7%
     60,000            Canadian Government Bond, 6.25%, Due 2/1/98.................      44,132
                                                                                     ----------
                       DENMARK: 3.2%
    200,000            Denmark Government Bond, 7.00%, Due 8/15/97.................      30,214
                                                                                     ----------
                       ITALY: 13.1%
200,000,000            Italian Government Bond, 10.50%, Due 11/1/98................     123,647
                                                                                     ----------
                       SPAIN: 15.1%
 21,000,000            Spanish Government Bond, 7.30%, Due 7/30/97.................     142,713
                                                                                     ----------
                       UNITED STATES: 39.0%
    360,000            U.S. Treasury Note, 8.25%, Due 7/15/98......................     368,636
                                                                                     ----------
                            Total Bonds and Notes (Cost $826,671)..................     783,369
                                                                                     ----------
                       SHORT-TERM INVESTMENTS: 6.5%
                       NEW ZEALAND: 6.5%
     92,000            New Zealand Treasury Bill, Due 9/17/97......................      61,680
                                                                                     ----------
                            Total Short-Term Investments (Cost $62,895)............      61,680
                                                                                     ----------

                TOTAL INVESTMENTS IN SECURITIES
                  (COST $889,566)** (NOTES 1A AND 2)........................   89.4%      845,049
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..............   10.6%       99,693
                                                                              ------  -----------
                  TOTAL NET ASSETS..........................................  100.0%  $   944,742
                                                                              =====   ===========

------------------

 * Stated in local currencies unless otherwise noted.
** Cost for Federal income tax purposes is $889,566 and net unrealized appreciation consists of:
                Gross Unrealized Appreciation.......................................  $    30,984
                Gross Unrealized Depreciation.......................................      (76,424)
                                                                                      -----------
                      Net Unrealized Depreciation...................................  $   (45,440)
                                                                                      ===========

                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUNDS
            STATEMENTS OF ASSETS AND LIABILITIES
            JUNE 30, 1997
------------------------------

                                                                FUND I       FUND II
                                                              -----------   ----------
ASSETS:
  Investments in securities, at value (identified cost
     $11,408,727 and $889,566, respectively) (Notes 2A
     and 3).................................................  $ 5,040,650   $  845,049
  Cash......................................................        8,147       75,733
  Receivables:
     Interest...............................................      180,859       33,467
     Reclaim................................................           --        1,594
  Prepaid expenses..........................................        3,006           --
                                                              -----------   ----------
       Total Assets.........................................    5,232,662      955,843
                                                              -----------   ----------

LIABILITIES:
  Payable for capital stock redeemed........................        9,356           --
  Accrued expenses..........................................       18,818       11,101
                                                              -----------   ----------
       Total Liabilities....................................       28,174       11,101
                                                              -----------   ----------

NET ASSETS..................................................  $ 5,204,488   $  944,742
                                                              ===========   ==========

COMPUTATION OF OFFERING PRICE:
Net asset value and redemption price per share ($5,204,488 divided by 794,905 shares and $944,742 divided by 136,176
  shares, respectively) (Note 7)............................  $      6.55   $     6.94
                                                              ===========   ==========
Offering price per share ($6.55 divided by 97% and $6.94
  divided by 100%)..........................................  $      6.75*  $     6.94
                                                              ===========   ==========



------------------
* On investments of $100,000 or more the offering price is reduced.

At June 30, 1997 the components of net assets were as follows:

          Paid-in capital...................................  $93,277,204   $2,490,546
          Accumulated net realized losses on investments....  (81,739,338)  (1,508,340)
          Accumulated net realized gains from forward
             currency contracts and foreign exchange
             transactions...................................       40,755        8,966
          Accumulated net investment deficit................       (1,445)        (990)
          Net unrealized depreciation of investments and
             foreign currency transactions..................   (6,372,688)     (45,440)
                                                              -----------   ----------
                                                              $ 5,204,488   $  944,742
                                                              ===========   ==========

                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUNDS
            STATEMENTS OF OPERATIONS
            FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
------------------------------

                                                               FUND I     FUND II
                                                              ---------   --------
INVESTMENT INCOME:
INCOME:
  Interest..................................................  $ 195,486   $ 37,550
                                                              ---------   --------

EXPENSES:
  Transfer agent fees.......................................     24,889      6,263
  Investment management fees (Note 5).......................     18,204      3,501
  Recordkeeping fees........................................     15,488      3,834
  Professional fees.........................................      8,889      5,488
  Distribution expenses (Note 4)............................      8,738      5,602
  Registration and filing fees..............................      8,330      6,452
  Reports to shareholders...................................      7,785      1,686
  Insurance expense.........................................      5,863      1,303
  Custody fees..............................................      3,078        973
  Miscellaneous.............................................      1,741      1,156
  Trustees' fees............................................      1,590        397
                                                              ---------   --------
       Total expenses.......................................    104,595     36,655
                                                              ---------   --------
       Net investment income................................     90,891        895
                                                              ---------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................       (694)     1,124
  Net realized gain from forward currency contracts and
     foreign exchange transactions..........................     40,755      8,967
                                                              ---------   --------
  Net realized gain.........................................     40,061     10,091
  Net change in unrealized depreciation of investments,
     forward currency contracts and foreign currency
     transactions...........................................   (300,763)   (74,082)
                                                              ---------   --------
  Net realized and unrealized loss on investments and
     foreign currency transactions..........................   (260,702)   (63,991)
                                                              ---------   --------
          Net decrease in net assets resulting from
            operations......................................  $(169,811)  $(63,096)
                                                              =========   ========

                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I
            STATEMENT OF CHANGES IN NET ASSETS
------------------------------

                                                              SIX MONTHS ENDED    YEAR ENDED
                                                               JUNE 30, 1997     DECEMBER 31,
                                                                (UNAUDITED)          1996
                                                              ----------------   ------------
OPERATIONS:
  Net investment income.....................................     $   90,891      $   335,582
  Net realized gain (loss) on investments...................           (694)         110,373
  Net realized gain (loss) from forward currency contracts
     and foreign exchange transactions......................         40,755          (30,876)
  Net change in unrealized depreciation of investments,
     forward currency contracts and foreign currency
     transactions...........................................       (300,763)         (40,385)
                                                                 ----------      -----------
  Net increase (decrease) in net assets resulting from
     operations.............................................       (169,811)         374,694

DISTRIBUTION TO SHAREHOLDERS:
  Distributions from net investment income ($0.103 and $0.22
     per share, respectively)...............................        (90,891)        (286,463)
  Distributions in excess of net investment income
     ($0.002 per share).....................................         (1,445)              --
  Distributions from paid-in capital ($0.04 per share)......             --          (49,100)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets from capital share
     transactions (a).......................................     (1,327,107)      (3,846,537)
                                                                 ----------      -----------
  Total decrease in net assets..............................     (1,589,254)      (3,807,406)
Net assets at the beginning of the period...................      6,793,742       10,601,148
                                                                 ----------      -----------

NET ASSETS at the end of the period (including accumulated
  net investment deficit of $1,445 and $0, respectively.....     $5,204,488      $ 6,793,742
                                                                 ==========      ===========

------------------
(A) A SUMMARY OF CAPITAL SHARE TRANSACTIONS IS AS FOLLOWS:

                                                 SIX MONTHS ENDED               YEAR ENDED
                                             JUNE 30, 1997 (UNAUDITED)       DECEMBER 31, 1996
                                             -------------------------   -------------------------
                                              SHARES          VALUE       SHARES          VALUE
                                             --------      -----------   --------      -----------
Shares sold................................       766      $     5,079      4,443      $    29,837
Shares issued in reinvestment of
  distributions to shareholders............     8,303           55,053     26,064          175,227
                                             --------      -----------   --------      -----------
                                                9,069           60,132     30,507          205,064
Shares redeemed............................  (209,915)      (1,387,239)  (602,323)      (4,051,601)
                                             --------      -----------   --------      -----------
     Net decrease..........................  (200,846)     $(1,327,107)  (571,816)     $(3,846,537)
                                             ========      ===========   ========      ===========


                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II
            STATEMENT OF CHANGES IN NET ASSETS
------------------------------

                                                              SIX MONTHS ENDED    YEAR ENDED
                                                               JUNE 30, 1997     DECEMBER 31,
                                                                (UNAUDITED)          1996
                                                              ----------------   ------------
OPERATIONS:
  Net investment income.....................................     $      895       $   32,547
  Net realized gain on investments..........................          1,124           19,283
  Net realized gain (loss) from forward currency contracts
     and foreign exchange transactions......................          8,967          (15,421)
  Net change in unrealized depreciation of investments,
     forward currency contracts and foreign currency
     transactions...........................................        (74,082)         (15,490)
                                                                 ----------       ----------
  Net increase (decrease) in net assets resulting from
     operations.............................................        (63,096)          20,919

DISTRIBUTION TO SHAREHOLDERS:
  Distributions from net investment income ($0.004 per
     share).................................................           (895)              --
  Distributions in excess of investment income ($0.007 per
     share).................................................           (990)              --
  Distributions from paid-in capital ($0.19 per share)......             --          (65,377)

CAPITAL SHARE TRANSACTIONS:
  Net decrease in net assets from capital share
     transactions (a).......................................       (377,692)      (2,003,910)
                                                                 ----------       ----------
     Total decrease in net assets...........................       (442,673)      (2,048,368)
Net assets at the beginning of the period...................      1,387,415        3,435,783
                                                                 ----------       ----------
NET ASSETS at the end of the period (including accumulated
  net investment deficit of $990 and $0, respectively)......     $  944,742       $1,387,415
                                                                 ==========       ==========

------------------
(A) A SUMMARY OF CAPITAL SHARE TRANSACTIONS IS AS FOLLOWS:

                                                     SIX MONTHS ENDED               YEAR ENDED
                                                JUNE 30, 1997 (UNAUDITED)        DECEMBER 31, 1996
                                                --------------------------   -------------------------
                                                 SHARES           VALUE       SHARES          VALUE
                                                ---------      -----------   --------      -----------
Shares sold...................................         1        $       7       2,562      $    18,595
Shares issued in reinvestment of distributions
  to shareholders.............................       149            1,065       5,483           39,889
                                                 -------        ---------    --------      -----------
                                                     150            1,072       8,045           58,484
Shares redeemed...............................   (53,773)        (378,764)   (284,227)      (2,062,394)
                                                 -------        ---------    --------      -----------
     Net decrease.............................   (53,623)       $(377,692)   (276,182)     $(2,003,910)
                                                 =======        =========    ========      ===========

                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                 SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 1997        -------------------------------------------------------
                                   (UNAUDITED)          1996        1995         1994         1993      1992
                                 ----------------       ----        ----         ----         ----      ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period.......................       $ 6.82           $ 6.76      $  6.73      $  6.89      $  7.27   $  9.31
                                      ------           ------      -------      -------      -------   -------
Income (loss) from investment
  operations--
  Net investment income........        0.103             0.22         0.25         0.08         0.45      0.86
  Net realized and
    unrealized gain (loss) on
    investments and foreign
    currency transactions......       (0.268)            0.10         0.13         0.12        (0.35)    (2.16)
                                      ------           ------      -------      -------      -------   -------
    Total from investment
      operations...............       (0.165)            0.32         0.38         0.20         0.10     (1.30)
                                      ------           ------      -------      -------      -------   -------
Less distributions--
  Distributions from net
    investment income..........        0.103             0.22         0.25         0.08           --      0.74
  Distributions in excess of
    net investment income......        0.002               --           --           --           --        --
  Distributions from paid-in
    capital....................           --             0.04         0.10         0.28         0.48        --
                                      ------           ------      -------      -------      -------   -------
    Total distributions........        0.105             0.26         0.35         0.36         0.48      0.74
                                      ------           ------      -------      -------      -------   -------
Net asset value, end of
  period.......................       $ 6.55           $ 6.82      $  6.76      $  6.73      $  6.89   $  7.27
                                      ======           ======      =======      =======      =======   =======
TOTAL RETURN (a)...............        (2.47%)           4.94%        5.77%        2.96%        1.54%   (15.08%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands)...................       $5,204           $6,794      $10,601      $15,566      $27,630   $59,283
Ratio to average net assets--
  Expenses.....................         3.59%(d)         2.80%(b)     2.45%        1.68%        1.85%     1.31%
  Net investment income........         3.12%(d)         3.99%(c)     3.98%        3.42%        6.41%     9.46%
Portfolio turnover rate........           62%              87%         382%         337%         151%      167%

------------------
(a) Calculated without the deduction of sales charges.
(b) Ratio of expenses to average net assets prior to expense waiver and reimbursement from Manager was 3.16%.
(c) Ratio of net investment income to average net assets prior to expense waiver and reimbursement from Manager was 3.63%.
(d) Annualized.

                       See Notes to Financial Statements

------

            ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II
            FINANCIAL HIGHLIGHTS
            FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------

                                   SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                    JUNE 30, 1997        ---------------------------------------------------------
                                     (UNAUDITED)          1996         1995         1994       1993*        1992
                                   ----------------       ----         ----         ----       -----        ----
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of
  period.........................       $ 7.31           $ 7.37       $ 7.39       $ 7.71      $ 8.10      $  9.73
                                        ------           ------       ------       ------      ------      -------
Income (loss) from investment
  operations--
  Net investment income..........        0.004               --         0.21         0.04        0.34         0.73
  Net realized and unrealized
    gain (loss) on
    investments and foreign
    currency transactions........       (0.363)            0.13         0.08         0.01       (0.21)       (1.61)
                                        ------           ------       ------       ------      ------      -------
    Total from investment
      operations.................       (0.359)            0.13         0.29         0.05        0.13        (0.88)
                                        ------           ------       ------       ------      ------      -------
Less distributions--
  Distributions from net
    investment income............        0.004               --         0.21         0.04          --         0.75
  Distributions in excess of net
    investment income............        0.007               --           --           --          --           --
  Distributions from paid-in
    capital......................           --             0.19         0.10         0.33        0.52           --
                                        ------           ------       ------       ------      ------      -------
    Total distributions..........        0.011             0.19         0.31         0.37        0.52         0.75
                                        ------           ------       ------       ------      ------      -------
Net asset value, end of period...       $ 6.94           $ 7.31       $ 7.37       $ 7.39      $ 7.71      $  8.10
                                        ======           ======       ======       ======      ======      =======
TOTAL RETURN (a).................        (4.91%)           1.81%        3.96%        0.69%       1.63%       (9.80%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  thousands).....................       $  945           $1,387       $3,436       $6,488      $8,127      $14,909
Ratio to average net assets--
  Expenses.......................         6.54%(d)         5.41%(b)     3.49%(b)     2.66%       3.10%        1.87%(b)
  Net investment income..........         0.16%(d)         1.45%(c)     2.80%(c)     2.37%       4.32%        7.85%(c)
Portfolio turnover rate..........           66%             119%         414%         301%        153%         216%

------------------
*  Calculation based on average shares outstanding.
(a) Calculated without the deduction of sales charges.
(b) Ratio of expenses to average net assets prior to expense waiver and reimbursement from Manager was 6.03%, 3.78% and 2.64% in 1996, 1995 and 1992, respectively.
(c) Ratio of net investment income to average net assets prior to expense waiver and reimbursement from Manager was 0.83%, 2.51% and 7.08% in 1996, 1995 and 1992, respectively.
(d) Annualized.

                       See Notes to Financial Statements

------

            NOTES TO FINANCIAL STATEMENTS

            JUNE 30, 1997

------------------------------

NOTE 1 -- ORGANIZATION

Astra Global Investment Series (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and is authorized to issue shares in separate series. The Trust currently offers shares in Astra Short-Term Multi-Market Income Fund I ("Fund I") and Astra Short-Term Multi-Market Income Fund II ("Fund II") (collectively, the "Funds") both non-diversified series. The Funds' primary investment objectives are to provide investors with high current income with preservation of capital as secondary objectives. To achieve these objectives the Funds will invest in non-diversified portfolios of high quality debt instruments having remaining maturities of not more than 3 years denominated in the U.S. dollar and a range of foreign currencies. The Funds may hedge their foreign currency exposure through the use of forward selling and options. There can be no assurance that the Fund's investment objectives will be achieved.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

  A. SECURITY VALUATION. Portfolio securities of the Funds which are traded both on an exchange and in the over-the-counter market are valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean between the bid and offered quotations of currencies against the U.S. dollar as last quoted by any recognized dealer. When portfolio securities are traded, the valuation is the last reported sale price on the day of valuation. If there is no such reported sale or the valuation is based on the over-the-counter market, the securities are valued at the mean between the last available bid and asked prices. Securities for which reliable quotations are not readily available and all other assets are valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees of the Funds.

     Money market instruments with less than sixty days to maturity when acquired by the Fund are valued on an amortized cost basis, which approximates market value.

  B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currency are recorded in the financial statements after translation to the U.S. dollar based upon exchange rates at the end of the period. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

  C. FORWARD CURRENCY CONTRACTS. The Funds may enter into forward purchases or sales of foreign currencies to hedge certain assets and liabilities denominated in foreign currencies against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and the value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement

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


     to perform in accordance with the terms of the contract.

  D. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no Federal income tax provision is required.

     Distributions paid to shareholders during the six months ended June 30, 1997, differ from net investment income as determined for financial reporting purposes principally as a result of the characterization of realized foreign currency gains (losses).

  E. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Interest income is accrued as earned. Discounts and premiums on debt securities are amortized in accordance with the provisions of the Internal Revenue Code. Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and pay dividends monthly.

  F. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENTS
For the six months ended June 30, 1997, the cost of purchases and the proceeds from sales of securities, excluding short-term notes, were $3,531,879 and $4,593,192, respectively, for Fund I and $747,077 and $1,126,989, respectively, for Fund II.

On June 30, 1997, Fund I held certain restricted securities (i.e., securities which may not be publicly sold without registration under the Securities Act of 1933 (the '33 Act) or without an exemption under the '33 Act). These securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues.

On June 30, 1997, and on the acquisition dates of the restricted securities, there were no market quotations available for unrestricted securities of the same class. The date of acquisition and costs of restricted securities are as follows:

                           DATE OF
                         ACQUISITION      COST
                         -----------   ----------
Westfed Holdings,
  Inc., 15.50% Pfd....     9/23/88     $6,180,331
Westfed Holdings,
  Inc., Series B
  Common..............     9/23/88            638
                                       ----------
Total restricted
  securities (market
  value of $2 at
  June 30, 1997)......                 $6,180,969
                                       ==========

Fund I will not pay the costs of disposition of the above restricted securities other than ordinary brokerage fees, if any.

At December 31, 1996, the funds had capital loss carryforwards for federal income tax purposes as follows:

                       CAPITAL LOSS     EXPIRES
                       CARRYFORWARD   DECEMBER 31
                       ------------   -----------
Fund I...............  $30,519,253       1997
                        16,993,222       1998
                         7,987,637       2000
                        10,290,576       2001
                            39,930       2003
                       -----------
                       $65,830,618
                       ===========
Fund II..............  $   272,874       2000
                         1,175,535       2001
                            24,582       2002
                       -----------
                       $ 1,472,991
                       ===========

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   11

NOTE 4 -- CAPITAL SHARES

At June 30, 1997, the authorized capital of the Funds consisted of an unlimited number of shares of beneficial interest without par value.

NOTE 5 -- DISTRIBUTION PLANS

  A. FUND I DISTRIBUTION PLAN. Fund I has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), whereby it may pay up to a maximum annual rate of 0.30% of its average daily net assets to Astra Distributors Corp. ("Distributors"), its principal underwriter, for expenses incurred in the distribution of the shares of Fund I. Pursuant to this Distribution Plan, Distributors is entitled to reimbursement each month for its actual expenses incurred in the distribution and promotion of Fund I's shares, including the printing of prospectuses and reports used for sales purposes, expenses of preparation and printing of sales literature and other such distribution related expenses, including any distribution or service fees paid to securities dealers who have executed a distribution agreement with Distributors. The Distribution Plan permits Distributors to carryforward for a maximum of three years (without carrying charges) distribution expenses from prior years covered by the Distribution Plan for which Distributors has not received reimbursement. At June 30, 1997, Distributors had incurred $145,563 of distribution expenses in excess of amounts currently reimbursable by the Fund.

     During the six months ended June 30, 1997, Fund I reimbursed Distributors $8,738 for distribution expenses. Reimbursable expenses incurred by Distributors during the six months ended June 30, 1997, included $894 for the costs of personnel involved with the promotion and distribution of Fund I's shares.

  B. FUND II DISTRIBUTION PLAN. Fund II has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), whereby it will provide daily compensation to Distributors in the form of sales commissions equal to 4% of the amount received by Fund II for each share sold (excluding reinvestment of dividends and distributions) plus an interest fee calculated by applying the rate of 1% over prime rate to the outstanding balance of Uncovered Distribution Charges. Daily compensation payments will be made monthly and are limited to an annual rate of .75% Fund II's daily net assets. During the six months ended June 30, 1997, Distributors earned $4,202 in daily compensation. At June 30, 1997, Uncovered Distribution Charges (cumulative sales commissions and interest fees reduced by cumulative daily compensation and contingent deferred sales charges paid to the Distributors) amounted to $765,361.

     Fund II has adopted a shareholder maintenance agreement that provides monthly payments to Distributors of a trail or maintenance fee in an amount equal to an annual rate of .25% of Fund II's daily net assets. During the six months ended June 30, 1997, Distributors earned maintenance fees of $1,401.

NOTE 6 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Astra Management Corp. (the "Manager") provides the Funds with investment management and administrative services under an Investment Management Agreement. The Manager furnishes all investment advice, office space and salaries of personnel needed by the Funds, except those involved with recordkeeping, daily net asset value calculations, shareholder servicing, placing orders for the execution of portfolio transactions, and maintaining registration of shares under state securities laws. As compensation for its services, the Manager is paid monthly a fee which is equal to the annual rate of 0.625% on the first $1 billion of average daily net assets for each fund and is reduced on assets in excess of that amount.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse the Funds to the extent required, so that the Funds' expenses

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   12
do not exceed the expense limitations applicable to the Funds under the securities laws or regulations of those states or jurisdictions in which the Funds' shares are registered or qualified for sale. During the six months ended June 30, 1997, there were no reimbursements.

Certain officers and trustees of the Trust are also officers and/or directors of the Manager and Distributors.

NOTE 7 -- EARLY WITHDRAWAL CHARGE

Shares of Fund II redeemed within the first four years of their purchase will be subject to a contingent deferred sales charge. The contingent deferred sales charge will not, however, be imposed on shares acquired through the reinvestment of distributions, or on the appreciation of the value of shares acquired within the preceding four year period over the purchase price of such shares. Redemption proceeds will be applied first against shares not subject to the contingent deferred sales charge for purposes of calculating such charge. The contingent deferred sales charge is paid by the investor to Distributors and is imposed at the rate of 4% for redemptions in the first year after purchase, declining to 3%, 2%, and 1% in the second, third and fourth years, respectively. During the six months ended June 30, 1997, Distributors received contingent deferred sales charges of $367.

------

            ASTRA GROUP
            FAMILY OF FUNDS
------------------------------

            ADJUSTABLE-INCOME FUNDS
------------------------------

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST I-A

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST II

ASTRA ADJUSTABLE U.S. GOVERNMENT SECURITIES TRUST IV

ASTRA ADJUSTABLE RATE SECURITIES TRUST I

ASTRA ADJUSTABLE RATE SECURITIES TRUST I-A

ASTRA ADJUSTABLE RATE SECURITIES TRUST IV

            FIXED-INCOME FUNDS
------------------------------

ASTRA ALL-AMERICAS GOVERNMENT INCOME TRUST

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND I

ASTRA SHORT-TERM MULTI-MARKET INCOME FUND II

------------------
Prospectuses containing more complete information about the Funds, including charges and expenses, may be obtained from Astra Fund Distributors Corp. Read the Prospectus carefully before you invest or send money.

------

-------------------------------------------------------------------------------
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064




-------------------------------------------------------------------------------
ASTRA SHORT-TERM MULTI-MARKET
INCOME FUND I & II


Investment Manager
Astra Management Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

Principal Underwriter
Astra Fund Distributors Corp.
11400 West Olympic Blvd.
Suite 200
Los Angeles, CA 90064
1-310-445-8850

Shareholder Servicing Agent
DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141
1-800-441-7267

Transfer Agent
Investors Fiduciary Trust Company
c/o DST Systems, Inc.
P.O. Box 419174
Kansas City, Missouri 64141





This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which includes details regarding the Funds' objectives, policies, sales commissions and other information.


ST I/II 897 1.3   AST 707012



                        [ ASTRA LOGO ]
-------------------------------------------------------------------------------
                        ASTRA
                        SHORT-TERM
                        MULTI-MARKET
                        INCOME FUND I & II
-------------------------------------------------------------------------------

                        SEMI-ANNUAL REPORT
                        JUNE 30, 1997


                        [ PICTURE OF THE PLANET EARTH ]

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